FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
Carrying Value and Estimated Fair Value of the Company's Financial Instruments and Other Assets
The carrying value and estimated fair value of the Company’s financial instruments and other assets accounted for under fair value at December 31, 2018 and 2017 are as follows:
All figures in USD ‘000	Fair Value Hierarchy Level	2018 Fair Value	2018 Carrying Value	2017 Fair Value	2017 Carrying Value
Recurring
Cash and Cash Equivalents	1	8,446	8,446	31,506	31,506
Initial Credit Facility	2	(132,900)	(132,900)	(137,000)	(137,000)

Non-recurring
Vessels	2	176,914	176,914	-	-